SHAREHOLDERS' EQUITY (Details Narrative) - USD ($)																																				1 Months Ended																								3 Months Ended				6 Months Ended		12 Months Ended
	Mar. 13, 2019	Mar. 07, 2019	Jan. 07, 2019	Dec. 14, 2018	Nov. 12, 2018	Oct. 11, 2018	Oct. 08, 2018	Oct. 05, 2018	Aug. 06, 2018	Jun. 12, 2018	Jun. 06, 2018	Jun. 04, 2018	May 14, 2018	May 07, 2018	May 02, 2018	Apr. 09, 2018	Apr. 05, 2018	Mar. 15, 2018	Feb. 12, 2018	Jan. 12, 2018	Dec. 11, 2017	Nov. 06, 2017	Oct. 09, 2017	Oct. 02, 2017	Sep. 07, 2017	Jul. 14, 2017	Jul. 07, 2017	Jun. 08, 2017	Jun. 05, 2017	May 09, 2017	Apr. 12, 2017	Mar. 06, 2017	Jan. 10, 2017	Jan. 09, 2017	Oct. 10, 2013	Feb. 19, 2019	Feb. 14, 2019	Jan. 25, 2019	Nov. 30, 2018	Oct. 26, 2018	Oct. 23, 2018	Oct. 19, 2018	Oct. 17, 2018	Sep. 18, 2018	Jul. 25, 2018	Jul. 19, 2018	May 24, 2018	Apr. 27, 2018	Mar. 29, 2018	Feb. 23, 2018	Feb. 15, 2018	Jan. 16, 2018	Dec. 27, 2017	Dec. 21, 2017	Oct. 24, 2017	Oct. 16, 2017	Feb. 13, 2017	Jan. 27, 2017	Jan. 24, 2017	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Apr. 22, 2019	Dec. 31, 2016
Common stock, authorized shares																																																												900,000,000	900,000,000			900,000,000		900,000,000	900,000,000
Common stock, par value																																																												$ 0.001	$ 0.001			$ 0.001		$ 0.001	$ 0.001
Preferred stock, authorized shares																																																												750,000,000	750,000,000			750,000,000		750,000,000	750,000,000
Preferred stock, par value																																																												$ 0.001	$ 0.001			$ 0.001		$ 0.001	$ 0.001
Preferred stock, issued shares																																			50,000,000																									50,000,000	50,000,000			50,000,000		50,000,000	50,000,000
Preferred stock, outstanding shares																																																												50,000,000	50,000,000			50,000,000		50,000,000	50,000,000
Preferred stock, value																																																												$ 50,000				$ 50,000		$ 50,000	$ 50,000
Common stock, shares issued for services, value																																																												738,050		$ 81,399	$ 89,834			315,113	239,294
Cash proceeds from common stock																																																													$ 53,700					20,547	80,000
Issued common stock to related parties for conversion of accrued compensation at fair market value, Amount																																																															63,000			$ 63,000	$ 1,117,846
Related and non-related parties [Member]
Preferred stock, issued shares																																			50,000,000																										4,596,029					50,000,000
Series A Convertible Preferred Stock [Member]
Preferred stock, issued shares																																																													50,000,000					50,000,000	50,000,000
Preferred stock, outstanding shares																																																													50,000,000					50,000,000	50,000,000
GHS Investments LLC [Member]
Common stock, par value																																																																				$ 0.001
Common stock, shares sold				4,353,125
Cash proceeds from common stock				$ 20,547
Common stock, shares issued						3,428,571	2,348,571		2,181,818	1,703,125	1,738,235	2,341,176	943,396		840,336																									3,613,514	4,272,222	3,840,000	3,837,143			2,010,050	1,041,667
Common stock price per share				$ 0.00472		$ 0.0035	$ 0.0035		$ 0.0055	$ 0.0064	$ 0.0068	$ 0.0068	$ 0.0106		$ 0.0119																									$ 0.0037	$ 0.0036	$ 0.0035	$ 0.0035			$ 0.00597	$ 0.0096
Convertible note payable, reduction in principal						$ 12,000	$ 7,100		$ 12,000	$ 9,580	$ 11,820	$ 14,600	$ 10,000		$ 10,000																									$ 12,050	$ 15,380	$ 12,040	$ 13,430			$ 12,000	$ 10,000
Convertible note payable, reduction in accrued interest							$ 1,120			$ 1,320		$ 1,320																												$ 1,320		$ 1,400
Common stock, fair market value per share				$ 0.0069		$ 0.012	$ 0.0084		$ 0.0124	$ 0.0113	$ 0.0127	$ 0.03	$ 0.028		$ 0.035																									$ 0.0089	$ 0.0071	$ 0.0075	$ 0.0083			$ 0.013	$ 0.0161
Non-related parties [Member]
Common stock, shares issued for services, shares	1,000,000	1,000,000	1,800,000		1,000,000			1,000,000						11,000,000		250,000	250,000	100,000	40,000	200,000	600,000	50,000	150,000	50,000		150,000	120,196		120,000	70,000	150,000	10,000	5,000	3,000		3,333,333	250,000	2,000,000	5,208,333					4,411,765	5,800,000			300,000	75,000	100,000	100,000	150,000	75,000		100,000	100,000	10,000	36,000	8,000
Common stock, shares issued for services, value	$ 7,800	$ 9,600	$ 9,000		$ 11,500			$ 7,400						$ 34,100		$ 17,500	$ 19,750	$ 8,500	$ 3,216	$ 30,000	$ 72,000	$ 4,050	$ 5,495	$ 15,000		$ 13,350	$ 8,413		$ 10,000	$ 5,600	$ 22,500	$ 3,000	$ 1,250	$ 690		$ 40,000	$ 3,825	$ 8,800	$ 36,979					$ 30,000	$ 58,000			$ 10,050	$ 7,117	$ 8,810	$ 10,000	$ 22,500	$ 6,045		$ 8,010	$ 9,180	$ 2,100	$ 10,800	$ 2,080
Restricted common stock, shares issued																									8,000,000
Restricted common stock, value																									$ 80,000
Related parties [Member]
Issued common stock to related parties for conversion of accrued compensation at fair market value, Shares																												16,530,769																					663,856					1,260,000
Issued common stock to related parties for conversion of accrued compensation at fair market value, Amount																												$ 991,846																					$ 63,000					$ 126,000
Power Up Lending Group Ltd [Member]
Common stock, shares issued						3,428,571	2,348,571		2,181,818	1,703,125	1,738,235	2,341,176	943,396		840,336																									3,613,514	4,272,222	3,840,000	3,837,143			2,010,050	1,041,667
Common stock price per share						$ 0.0035	$ 0.0035		$ 0.0055	$ 0.0064	$ 0.0068	$ 0.0068	$ 0.0106		$ 0.0119																									$ 0.0037	$ 0.0036	$ 0.0035	$ 0.0035			$ 0.00597	$ 0.0096
Convertible note payable, reduction in principal						$ 12,000	$ 7,100		$ 12,000	$ 9,580	$ 11,820	$ 14,600	$ 10,000		$ 10,000																									$ 12,050	$ 15,380	$ 12,040	$ 13,430			$ 12,000	$ 10,000
Convertible note payable, reduction in accrued interest							$ 1,120			$ 1,320		$ 1,320																												$ 1,320		$ 1,400
Common stock, fair market value per share						$ 0.012	$ 0.0084		$ 0.0124	$ 0.0113	$ 0.0127	$ 0.03	$ 0.028		$ 0.035																									$ 0.0089	$ 0.0071	$ 0.0075	$ 0.0083			$ 0.013	$ 0.0161
Hadronic Technologies Press, Inc [Member] | Series A Convertible Preferred Stock [Member]
Preferred stock, issued shares																																			50,000,000
Preferred stock, value																																			$ 500,000
Description of convertible preferred stock																																			The Series "A" Convertible Preferred Stock has 15 votes per share and is convertible into 10 shares of our common stock at the election of the shareholder.
Accumulated Deficit
Common stock, shares issued for services, value
Issued common stock to related parties for conversion of accrued compensation at fair market value, Amount
Preferred Stock Shares
Common stock, shares issued for services, shares
Common stock, shares issued for services, value
Common stock, shares issued																																																																		50,000,000	50,000,000		50,000,000
Issued common stock to related parties for conversion of accrued compensation at fair market value, Shares
Issued common stock to related parties for conversion of accrued compensation at fair market value, Amount
Common Stock Shares
Common stock, shares issued for services, shares																																																												587,500	469,167	95,000	38,250			20,085,098	1,977,196
Common stock, shares issued for services, value																																																												$ 588	$ 469	$ 95	$ 38			$ 20,086	$ 1,977
Common stock, shares issued																																																																		104,146,611	44,904,708		17,136,743
Issued common stock to related parties for conversion of accrued compensation at fair market value, Shares																																																																		663,856	17,790,769
Issued common stock to related parties for conversion of accrued compensation at fair market value, Amount																																																															33			$ 664	$ 17,791
Additional Paid in Capital
Common stock, shares issued for services, value																																																												$ 737,462	$ 78,556	$ 81,304	89,796			295,027	237,317
Issued common stock to related parties for conversion of accrued compensation at fair market value, Amount																																																															$ 62,967			$ 62,336	$ 1,100,055
Officers [Member]
Number of options, shares																																																													29,887					29,887
Option exercise price																																																													$ 0.2818					$ 0.2818
Option, value																																																													$ 4,695					$ 4,695
Chief Executive Officer [Member]
Extinguishment of notes payable																																																													$ 250,000			$ 250,000		$ 250,000